Form N-1A Cover	Sep. 11, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 11, 2025
Document Effective Date	Sep. 11, 2025
Prospectus Date	Sep. 11, 2025